UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 12/31

Date of reporting period: 03/31/15

Item 1. Schedule of Investments.

Schedule of Investments   March 31, 2015 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 39.0%
Banco del Estado de Chile/NY
0.254%, 05/14/2015 Δ	$59,000	$59,000
0.256%, 08/17/2015 Δ	50,000	50,000
Bank of Montreal/Chicago
0.317%, 09/15/2015 Δ	73,500	73,500
Bank of Nova Scotia/Houston
0.260%, 05/19/2015 Δ	50,000	50,000
0.220%, 09/04/2015 Δ	60,000	60,000
0.320%, 03/24/2016 Δ	50,000	50,000
Bank of Tokyo-Mitsubishi UFJ Ltd/NY
0.225%, 04/07/2015	50,000	50,000
0.100%, 04/08/2015	75,000	75,000
0.285%, 07/07/2015 Δ	50,000	50,000
BMO Harris Bank
0.263%, 07/23/2015 Δ	49,000	49,000
Canadian Imperial Bank of Commerce/NY
0.360%, 04/15/2016 Δ	45,750	45,750
Citibank
0.266%, 07/13/2015 Δ	50,000	50,000
Commonwealth Bank of Australia/NY
0.255%, 07/07/2015 Δ	53,500	53,500
Credit Suisse/NY
0.492%, 04/10/2015 Δ	6,850	6,850
0.507%, 05/15/2015 Δ	8,000	8,002
0.280%, 06/19/2015	50,000	50,000
HSBC Bank USA
0.246%, 04/13/2015 Δ	50,000	50,000
Rabobank Nederland NV/NY
0.215%, 04/09/2015 Δ	50,000	50,000
0.275%, 07/09/2015 Δ	54,000	54,000
0.298%, 01/29/2016 Δ	50,000	50,000
Royal Bank of Canada/NY
0.376%, 04/01/2016 Δ	58,500	58,500
Skandinaviska Enskilda Banken AB/NY
0.246%, 05/11/2015 Δ	55,000	55,000
0.250%, 07/02/2015	39,000	39,000
State Street Bank & Trust
0.233%, 05/22/2015 Δ	50,000	50,003
0.266%, 11/20/2015 Δ	50,000	50,000
Sumitomo Mitsui Banking Corp/NY
0.240%, 06/10/2015	54,000	54,000
Swedbank/NY
0.210%, 04/13/2015	23,000	23,000
0.245%, 07/06/2015 Δ	50,000	50,000
Toronto-Dominion Bank/NY
0.225%, 04/10/2015 Δ	50,000	50,000
0.234%, 05/18/2015 Δ	5,000	5,000
0.243%, 08/04/2015 Δ	25,000	25,000
0.263%, 10/05/2015 Δ	50,000	50,000
Wells Fargo Bank
0.240%, 08/03/2015 Δ	50,000	50,000
0.240%, 08/05/2015 Δ	50,000	50,000
0.280%, 11/30/2015 Δ	50,000	50,000
Westpac Banking Corp/NY
0.246%, 07/17/2015 Δ	75,000	75,007
Total Certificates of Deposit
(Cost $1,719,112)		1,719,112

Financial Company Commercial Paper - 13.6%
ANZ National International Ltd
0.224%, 04/20/2015 Δ ■	50,000	50,000
0.226%, 05/11/2015 Δ ■	50,000	50,000
0.283%, 11/05/2015 Δ ■	50,000	50,000
Commonwealth Bank of Australia
0.256%, 05/15/2015 Δ ■	50,000	50,002

DESCRIPTION	PAR	VALUE >
HSBC Bank PLC
0.255%, 07/08/2015 Δ ■	24,000	24,000
0.276%, 11/20/2015 Δ ■	25,000	25,000
Macquarie Bank LTD
0.554%, 04/07/2015 ■	10,000	10,001
0.326%, 05/18/2015 Δ ■	50,000	50,000
0.376%, 08/13/2015 Δ ■	49,000	49,000
National Australia Bank
0.266%, 11/20/2015 Δ ■	50,000	50,000
Suncorp Metway LTD
0.341%, 04/14/2015 ■ ʘ	8,000	7,999
0.381%, 07/08/2015 ■ ʘ	40,000	39,959
0.371%, 07/29/2015 ■ ʘ	10,000	9,988
Toyota Motor Credit Corp
0.234%, 04/09/2015	25,000	25,000
0.226%, 05/15/2015 Δ	25,000	25,000
0.222%, 06/26/2015 Δ	25,000	25,000
0.245%, 08/07/2015 Δ	30,000	30,000
0.265%, 11/03/2015 Δ	30,000	30,000
Total Financial Company Commercial Paper
(Cost $600,949)		600,949

Other Notes - 9.9%
Barclays Bank Plc
0.225%, 04/07/2015 Δ ■	98,000	98,000
0.345%, 04/07/2015 Δ ■	98,000	98,000
ING Bank NV
0.477%, 07/22/2015 Δ	50,000	49,983
Macquarie Bank LTD
3.450%, 07/27/2015	1,200	1,211
MetLife Global Funding I
0.502%, 04/10/2015 Δ ■	38,000	38,000
New York Life Global Funding
0.253%, 10/29/2015 Δ ■	6,500	6,500
Svenska Handelsbanken AB
0.324%, 09/15/2015 Δ ■	35,000	35,000
0.456%, 04/04/2016 Δ	54,250	54,247
Westpac Banking Corp
0.492%, 03/31/2016 Δ ■	53,250	53,250
Total Other Notes
(Cost $434,191)		434,191

Asset Backed Commercial Paper ■ - 7.2%
Barton Capital LLC
0.233%, 4/23/2015 Δ	50,000	50,000
Fairway Finance Corp
0.243%, 06/05/2015 Δ	40,000	40,000
Gotham Funding Corp
0.180%, 06/18/2015 ʘ	25,000	24,990
Manhattan Asset Funding Co
0.210%, 04/06/2015 ʘ	17,000	16,999
0.210%, 04/07/2015 ʘ	25,000	24,999
Nieuw Amsterdam Receivables Corp
0.170%, 04/16/2015 ʘ	11,715	11,714
0.170%, 05/13/2015 ʘ	27,567	27,562
Old Line Funding LLC
0.228%, 06/19/2015 Δ	35,000	35,000
0.258%, 07/29/2015 Δ	25,000	25,000
Thunder Bay Funding LLC
0.212%, 05/01/2015 Δ	35,000	35,000
0.258%, 08/18/2015 Δ	25,000	25,000
Total Asset Backed Commercial Paper
(Cost $316,264)		316,264

Variable Rate Demand Note - 0.1%
Minnesota State Housing Finance Agency, Series 2007E (SPA: Wells Fargo Bank)
0.170%, 04/07/2015
(Cost $2,235)	2,235	2,235

DESCRIPTION	PAR	VALUE >
Government Agency Repurchase Agreements - 13.6%
BNP Paribas Securities
0.100%, dated 3/31/2015, matures 04/01/2015, repurchase price $300,001 (collateralized by various securities: Total market value $306,000)	300,000	300,000
ING Financial Markets LLC
0.140%, dated 3/31/2015, matures 04/01/2015, repurchase price $100,000 (collateralized by various government obligations: Total market value $102,001)	100,000	100,000
Societe Generale/NY
0.170%, dated 3/31/2015, matures 04/01/2015, repurchase price $200,001 (collateralized by various government obligations: Total market value $204,000)	200,000	200,000
Total Government Agency Repurchase Agreements
(Cost $600,000)		600,000

Treasury Repurchase Agreements - 3.8%
BNP Paribas Securities
0.100%, dated 3/31/2015, matures 04/01/2015, repurchase price $42,000 (collateralized by U.S. Treasury obligations: Total market value $42,840)	42,000	42,000
Federal Reserve Bank of New York
0.050%, dated 3/31/2015, matures 04/01/2015, repurchase price $50,000 (collateralized by U.S. Treasury obligations: Total market value $50,000)	50,000	50,000
Societe Generale/NY
0.150%, dated 3/31/2015, matures 04/01/2015, repurchase price $75,000 (collateralized by U.S. Treasury obligations: Total market value $76,500)	75,000	75,000
Total Treasury Repurchase Agreements
(Cost $167,000)		167,000

Other Repurchase Agreements - 9.5%
BNP Paribas Prime Brokerage Inc.
0.180%, dated 3/31/2015, matures 04/01/2015, repurchase price $65,000 (collateralized by various securities: Total market value $68,250)	65,000	65,000
0.280%, dated 3/31/2015, matures 05/05/2015, repurchase price $25,007 (collateralized by various securities: Total market value $26,250) ∞	25,000	25,000
BNP Paribas Securities
0.180%, dated 3/31/2015, matures 05/05/2015, repurchase price $80,014 (collateralized by various securites: Total market value $84,000) ∞	80,000	80,000
HSBC Securities (USA) Inc.
0.130%, dated 3/31/2015, matures 04/01/2015, repurchase price $60,000 (collateralized by various securities: Total market value $63,002)	60,000	60,000
ING Financial Markets LLC
0.130%, dated 3/31/2015, matures 04/01/2015, repurchase price $90,000 (collateralized by various securities: Total market value $94,504)	90,000	90,000
JP Morgan Securities LLC
0.310%, dated 3/31/2015, matures 05/05/2015, repurchase price $100,030 (collateralized by various securities: Total market value $105,000) ∞	100,000	100,000
Total Other Repurchase Agreements
(Cost $420,000)		420,000

Investment Companies Ω- 3.3%	SHARES
Goldman Sachs Financial Square Money Market Fund, 0.093%	86,411,492	86,411
JPMorgan Prime Money Market Fund, 0.045%	56,999,842	57,000
Total Investment Companies
(Cost $143,411)		143,411

Total Investments ▲- 100.0%
(Cost $4,403,162)		4,403,162
Other Assets and Liabilities, Net - 0.0%		(202)
Total Net Assets - 100.0%		$4,402,960

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the portfolio are determined using prices supplied by the portfolio’s independent pricing services. Investments in other money market funds are valued at their respective net asset values on the valuation date. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio’s board of trustees.
If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio’s administrator will notify the portfolio’s board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened, and the board will determine what action, if any, to take. During the three-month period ended March 31, 2015, the difference between the aggregate market price and the aggregate amortized cost of all securities in the portfolio did not exceed 0.25%.

Δ	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2015.
■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of March 31, 2015, the value of these investments was $1,110,963 or 25.2% of total net assets.
	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.
∞	Security considered illiquid. As of March 31, 2015, the value of these investments was $205,000 or 4.7% of total net assets.
Ω	The rate shown is the annualized seven-day effective yield as of March 31, 2015.
▲	On March 31, 2015, the cost of investments for federal income tax purposes was approximately $4,403,162. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

SPA - Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Generally, the types of securities included in Level 2 are those instruments valued pursuant to Rule 2a-7 at amortized cost which approximates the fair value of a security.

Level 3 - Significant unobservable inputs (including a portfolio’s own assumptions in determining the fair value of investments).  Generally, the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the portfolio’s board of trustees.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of March 31, 2015 the portfolio’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$1,719,112	$—	$1,719,112
Financial Company Commercial Paper	—	600,949	—	600,949
Government Agency Repurchase Agreements	—	600,000	—	600,000
Other Notes	—	434,191	—	434,191
Other Repurchase Agreements	—	420,000	—	420,000
Asset Backed Commercial Paper	—	316,264	—	316,264
Treasury Repurchase Agreements	—	167,000	—	167,000
Variable Rate Demand Note	—	2,235	—	2,235
Investment Companies	143,411	—	—	143,411
Total Investments	$143,411	$4,259,751	$—	$4,403,162

During the nine-month period ended March 31, 2015, the portfolio recognized no transfers between fair value levels or level 3 securities.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer/President and principal financial officer/Treasurer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/ Eric J. Thole
Eric J. Thole President

Date:  May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole President

Date:  May 28, 2015

By:	/s/ Jill M. Stevenson
Jill M. Stevenson Treasurer

Date:  May 28, 2015